THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON February 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York 10019

13F File Number:  028-10733


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Rivera, Esq.
Title:  Chief Financial Officer and General Counsel
Phone:  (212) 586-4333


/s/ Alan Rivera                 New York, New York             April 22, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $6,942
                                            (thousands)


Confidential information is listed on this Form 13F that was omitted from the public Form 13F report that was filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


1. Name: MMI Investments, LP.           13F File Number: 028-12272


                                                     FORM 13F INFORMATION TABLE


                                               Market      Shares or
                      Title of    CUSIP        Value       Principal    SH/   PUT/    Invsmt    Othr
Name of Issuer          Class     Number      (x1000)      Amount       PRN   CALL    Dscrtn    Mgrs    Sole        Shared   None

CHECKPOINT SYS INC.      COM      162825103    6,942       267,200      SH            SOLE      (1)     267,200



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